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                                                          [GRAPHIC APPEARS HERE]

The Lincoln National Life Insurance Company
350 Church Street, MLW1
Hartford, Connecticut  06103-1106
Telephone: (860) 466-2374
Facsimile: (860) 466-1778


VIA EDGAR

September 1, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0506

Re:  Lincoln Life Flexible Premium Variable Life Account R
     The Lincoln National Life Insurance Company
     File No. 333-125991; 811-08579; CIK: 0001051932
     Pre-Effective Amendment No. 1, Form N-6

Dear Sir or Madam:

Today we are electronically filing on EDGAR Pre-Effective Amendment No. 1 to the Initial Registration Statement on Form N-6 for a variable life insurance product to be offered only to clients of financial advisers affiliated with M Financial Group. The marketing name for this product is "Lincoln Momentum SVUL /ONE/."

This filing will incorporate changes to certain product features, revised charges specific to this product and several cumulative changes to wording that will align this product with other recently filed variable life insurance products. A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer showing any variances when compared with our previously filed Initial Registration Statement on June 21, 2005.

Please contact me at (860) 466-2374, with any questions or comments you may have with regard to this filing.

Sincerely,

/s/ Lawrence A. Samplatsky
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Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel